Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Receivable [Abstract]
Accounts Receivable, Net

5. Accounts Receivable, Net

Accounts receivable, net consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Accounts receivable	$453,138	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(42,292)	(61,572)
Total accounts receivable, net	$410,846	$480,190

Payments for subscriptions and micro-transaction purchases made by credit cards typically settle several days after the date of purchase.  As of September 30, 2012, the amount of unsettled transactions due from credit card payment processors amounted to $161,255, as compared to $220,272 at December 31, 2011.  As of September 30, 2012, the amount of receivable due from Apple Inc. amounted to $246,887, as compared to $176,118 at December 31, 2011.  These amounts are included in our accounts receivable.

NOTE 2	ACCOUNTS RECEIVABLE

At December 31, 2011 and December 31, 2010, the Company had the following accounts receivable:

	As of December 31, 2011	As of December 31, 2010
Accounts receivable	$541,762	$185,585
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	$541,762	$185,585

Payments for subscriptions and point purchases typically settle several days after the date of purchase.  As of December 31, 2011, the amount of unsettled transactions from payment processors amounted to $220,272 as compared to $165,991 at December 31, 2010.  These amounts are included in our accounts receivable.